Income Tax - Analysis of Deferred Income Tax Assets and Liabilities in Consolidated Statements of Financial Position (Detail) - TWD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Deferred Income Tax Assets [Member]
Deferred income tax assets (liabilities)
Balance, Beginning of Year	$ 69,185.9	$ 49,153.9	$ 25,958.2
Recognized in Profit or loss	(5,112.8)	19,198.5	23,292.3
Recognized in Other Comprehensive Income	124.6	734.0	(85.3)
Effect of Exchange Rate Changes	(21.9)	99.5	(11.3)
Balance, End of Year	64,175.8	69,185.9	49,153.9
Deferred Income Tax Liabilities [Member]
Deferred income tax assets (liabilities)
Balance, Beginning of Year	(1,031.4)	(1,873.9)	(1,729.9)
Recognized in Profit or loss		839.3	(140.6)
Recognized in Other Comprehensive Income		6.0	(3.4)
Effect of Exchange Rate Changes		(2.8)
Balance, End of Year		(1,031.4)	(1,873.9)
Depreciation [member] | Deferred Income Tax Assets [Member]
Deferred income tax assets (liabilities)
Balance, Beginning of Year	45,299.3	34,720.7	19,354.4
Recognized in Profit or loss	(4,197.2)	10,552.2	15,365.7
Effect of Exchange Rate Changes	(7.4)	26.4	0.6
Balance, End of Year	41,094.7	45,299.3	34,720.7
Refund liability [member] | Deferred Income Tax Assets [Member]
Deferred income tax assets (liabilities)
Balance, Beginning of Year	12,089.5	5,986.2	3,755.1
Recognized in Profit or loss	(2,673.5)	6,100.8	2,231.5
Effect of Exchange Rate Changes	(1.0)	2.5	(0.4)
Balance, End of Year	9,415.0	12,089.5	5,986.2
Unrealized Exchange Losses [Member] | Deferred Income Tax Assets [Member]
Deferred income tax assets (liabilities)
Balance, Beginning of Year	5,782.4
Recognized in Profit or loss	1,317.6	5,782.4
Balance, End of Year	7,100.0	5,782.4
Investment Tax Credits [Member] | Deferred Income Tax Assets [Member]
Deferred income tax assets (liabilities)
Balance, Beginning of Year	945.0	5,621.7
Recognized in Profit or loss	(925.9)	(4,676.7)	5,621.7
Balance, End of Year	19.1	945.0	5,621.7
Net defined benefit liability [member] | Deferred Income Tax Assets [Member]
Deferred income tax assets (liabilities)
Balance, Beginning of Year	1,722.0	1,237.1	1,342.1
Recognized in Profit or loss	(116.9)	(249.1)	(75.9)
Recognized in Other Comprehensive Income	124.6	734.0	(29.1)
Balance, End of Year	1,729.7	1,722.0	1,237.1
Unrealized loss on inventories [member] | Deferred Income Tax Assets [Member]
Deferred income tax assets (liabilities)
Balance, Beginning of Year	2,305.3	899.0	858.5
Recognized in Profit or loss	466.2	1,402.2	41.0
Effect of Exchange Rate Changes	(0.3)	4.1	(0.5)
Balance, End of Year	2,771.2	2,305.3	899.0
Deferred compensation cost [member] | Deferred Income Tax Assets [Member]
Deferred income tax assets (liabilities)
Balance, Beginning of Year	361.2	374.0	330.3
Recognized in Profit or loss	129.9	(48.2)	49.2
Effect of Exchange Rate Changes	(1.5)	35.4	(5.5)
Balance, End of Year	489.6	361.2	374.0
Others [member] | Deferred Income Tax Assets [Member]
Deferred income tax assets (liabilities)
Balance, Beginning of Year	681.2	315.2	317.8
Recognized in Profit or loss	887.0	334.9	59.1
Recognized in Other Comprehensive Income		0.0	(56.2)
Effect of Exchange Rate Changes	(11.7)	31.1	(5.5)
Balance, End of Year	1,556.5	681.2	315.2
Others [member] | Deferred Income Tax Liabilities [Member]
Deferred income tax assets (liabilities)
Balance, Beginning of Year	(1,031.4)	(1,167.6)	(863.4)
Recognized in Profit or loss	976.8	133.0	(300.8)
Recognized in Other Comprehensive Income	0.0	6.0	(3.4)
Effect of Exchange Rate Changes	0.8	(2.8)
Balance, End of Year	(53.8)	(1,031.4)	(1,167.6)
Unrealized exchange gains [member] | Deferred Income Tax Liabilities [Member]
Deferred income tax assets (liabilities)
Balance, Beginning of Year	$ 0.0	(706.3)	(866.5)
Recognized in Profit or loss		706.3	160.2
Balance, End of Year		$ 0.0	$ (706.3)